Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Kibali Jersey Limited [Member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Disclosure of detailed information about financial instruments [text block]
The fair value of a financial instrument is defined as the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

		Carrying
$000		amount	Fair Value
As at December 31, 2017
Categorized as level 1¹
Available-for-sale financial asset	Available for sale	26	26

As at December 31, 2016
Categorized as level 1¹
Available-for-sale financial asset	Available for sale	58	58

As at December 31, 2015
Categorized as level 1¹
Available-for-sale financial asset	Available for sale	45	45

No derivative financial instruments currently exist.

¹Level 1: fair values are derived from quoted market prices for identical assets from an active market for which an entity has immediate access.